BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule Of Short Term Bank Debt [Table Text Block]	Bank loans consist of the following:
	December 31,
	2013	2012

Short-term bank loans	$12,957,657	$9,712,118

Schedule Of Short Term Bank Loan Outstanding [Table Text Block]
The details of the short term bank loans outstanding as of December 31, 2013 are as follows:

Name of bank	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans	Collateral

China CITIC Bank, Dalian Branch (“China CITIC”)	US$1,651,882 (RMB10,000,000)	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	Term loan	September 5, 2013 to September 5, 2014	Related party and third party guarantees

Shanghai Pudong Development Bank(“SPDB”)	US$3,048,681 (RMB18,455,800)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	Revolving loan	March 12, 2013 to July 29, 2014	Mortgages on land use right, other plant and equipment

Ping An Bank (“PAB”) (formerly known as Shenzhen Development Bank)	US$2,477,824 (RMB15,000,000)	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	Term loan	April 9, 2013 to April 9, 2014	Related party and third party guarantees

	US$1,154,000 (RMB6,985,970)	Annual rate of 6.00%	Export loan	May 14, 2013 to May 13, 2014	Related party and third party guarantees

Xinhui bank (“XHB”)	US$ 25,941 RMB5,000,000)	Annual rate of 6.75%	Term loan	November 19, 2012 to November 18, 2014	Nil

Bank of China (“BOC”)	US$ 3,303,764 RMB20,000,000)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	Revolving loan	August 26, 2013 to August 25, 2014	Related party and third party

Industrial and Commercial Bank of China Limited (“ICBC”)	US$ 495,565 RMB3,000,000)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	Term loan	July 12, 2013 to February 25, 2014	Mortgages on account receivable
Total	US$ 12,957,657

The details of the short term bank loans outstanding as of December 31, 2012 are as follows:

Name of bank	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans	Collateral

China CITIC	US$1,605,110 (RMB10,000,000)	China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	Term loan	March 30, 2012 to March 29, 2013	Related party and third party guarantees

SPDB	US$2,780,854 (RMB17,235,000)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	Revolving loan	August 30, 2012 to August 12, 2013	Mortgages on land use right, other plant and equipment

PAB	US$2,407,666 (RMB15,000,000)	China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	Term loan	March 26, 2012 to March 25, 2013	Related party and third party guarantees

	US$2,436,955 (RMB15,182,471)	Annual rate of 6.00%	Export loans	March 7, 2012 to March 6, 2013	Related party and third party guarantees

ICBC	US$ 481,533 (RMB3,000,000)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	Term loan	October 1, 2012 to September 30, 2013	Mortgages on account receivable
Total	US$9,712,118